Derivative financial liability – current (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Liability Current
Schedule of derivative financial liability

	2024 £’000	2023 £’000	2022 £’000
Equity settled derivative financial liability
At 1 January	4,160	85	553
Warrants issued	3,059	4,562	–
Transfer to share premium on exercise of warrants	(3,618)	–	–
Gain recognised in finance (income)/expense within the consolidated statement of comprehensive income	(3,218)	(487)	(468)
At 31 December	383	4,160	85

Schedule of warrants outstanding

	At 1 January 2022	Lapsed	At 31 December 2022	Lapsed	Granted	At 31 December 2023	Lapsed	Granted	Exercised	At 31 December 2024
ADSs
July 2024 grant	–	–	–	–	–	–	–	426,376	–	426,376
May 2024 grant	–	–	–	–	–	–	–	242,163	–	242,163
December 2023 grant	–	–	–	–	239,994	239,994	(16,027)		(171,309)	52,658
May 2023 grant	–	–	–	–	11,059	11,059	–	–	–	11,059
May 2020 grant	30	–	30	–	–	30	–	–	–	30
October 2019 grant	15	–	15	–	–	15	–	–	–	15
Ordinary shares
Dara warrants	204	(204)	–	–	–	–	–	–	–	–
Dara options	138	–	138	(10)	–	128	(29)	–	–	99

*	Number and original price of warrants have been adjusted to reflect the share consolidation and ratio change of ADS’s to ordinary shares that occurred on 24 March 2023 and the ratio change of ADS’s to ordinary shares on 26 September 2022, 5 July 2023 and 4 October 2024.